Transactions and Balances with Related Parties (Details) - Schedule of transactions with related parties - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Schedule of transactions with related parties [Abstract]
Payroll and related expenses to related parties employed by the Company	[1]	$ 1,241		$ 629	$ 389
Compensation to directors	[2]	733		1,115	326
Directors’ and Officers’ insurance		788		405	158
Consultant services (see 4g and 4e below)				208	404
Interest and discount amortizations of loans from Jeffs’ Brands related parties		172	[3]
Finance expense on Screenz payable balance (see note 3D)		169
Eventer sales and marketing expenses to Keshet (see note 6 and note 3D)		279
Eventer revenues from related parties		23
Eventer general and administrative expenses to Screenz		$ 13

[1]	Includes granted options benefit aggregated to USD 583 thousand, USD 189 thousand and USD 61 thousand for the years ended December 31, 2021, 2020 and 2019, respectively. As for the method used to determine the said value and the assumptions used in calculation thereof, see Note 12c.
[2]	Includes granted options benefit aggregated to USD 195 thousand, USD 734 thousand and USD 126 thousand for the years ended December 31, 2021, 2020 and 2019, respectively. As for the method used to determine the said value and the assumptions used in calculation thereof, see Note 12c. Also, in 2021 and 2020 including provision for bonus and payment of bonus of approximately USD 86 thousand and USD 34 thousand, respectively.
[3]	Julia Gerasimova, and Victor Hacmon are related parties of Jeffs’ Brands. See note 3E.